Financial risk management	12 Months Ended
Dec. 31, 2024
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Financial risk management	Financial risk management
4.1    Financial risk management policy
The Company’s financial risk management policy is focused on safeguarding the stability and sustainability of the Company and its subsidiaries with regard to all such relevant financial uncertainty components.
The Company’s operations are subject to certain financial risk factors that may affect its financial position or results. The most significant risk exposures are market risk, liquidity risk, currency risk, credit risk, and interest rate risk, among others.
There could also be additional risks, which are either unknown or known but not currently deemed to be significant, which could also affect the Company’s business operations, its business, financial position, or statement of income.
The financial risk management structure includes identifying, determining, analyzing, quantifying, measuring and controlling these events. Management and in particular, Finance Management, is responsible for constantly assessing the financial risk.
4.2    Risk Factors
(a)Credit risk
A global economic contraction may have potentially negative effects on the financial assets of the Company, which are primarily made up of financial investments and trade receivables, and the impact on of our customers could extend the payment terms of the Company’s receivables by increasing its exposure to credit risk. Although measures are taken to minimize the risk, this global economic situation could mean losses with adverse material effects on the business, financial position or statement of income of the Company’s operations.
Trade receivables: to mitigate credit risk, the Company maintains active control of collection and requires the use of credit insurance. Credit insurance covering the risk of insolvency and unpaid invoices correspond to 90% of all receivables with third parties. The credit risk associated with receivables is analyzed in Note 12.2 b) and the related accounting policy can be found in Note 3.6.
Bank promissory notes: These are negotiable promissory notes issued by a bank payable upon maturity at the request of customers to guarantee collection of the Company. Bank promissory notes are accepted based on the classification used by the industrial and Commercial Bank of China Limited (ICBC), which provides a list of accepted banks for clearing and/or collection of these documents based on their credit rating.
The classification used for bank promissory notes is as follows:
–S: Large Banks
–T: Small-to-medium-sized banks
–T1: Financial services companies
–Others

ICBC Classification	As of December 31, 2024	As of December 31, 2023
S	5,894	112,545
T	13,626	13,218
T1	12,744	168
Others	7,476	-
Total	39,740	125,931
Concentrations of credit risk with regard to trade receivables are reduced, owing to the Company’s large number of clients and their distribution around the globe.
No significant modifications have been made during the period to risk models or parameters used in comparison to December 31, 2023, and no modifications have been made to contractual cash flows that have been significant during this period, except for considering in December 31, 2023 the incorporation of cash flows received from insurance claims in the determination of the allowance for doubtful accounts. The effect of this change was not significant to the overall financial statements as of December 31, 2023.
Financial investments: correspond to time deposits whose maturity date is greater than 90 days and less than 360 days from the date of investment, so they are not exposed to excessive market risks. The counterparty risk in implementation of financial operations is assessed on an ongoing basis for all financial institutions in which the Company holds financial investments.
The credit quality of financial assets that are not past due or impaired can be evaluated by reference to external credit ratings (if they are available) or historical information on counterparty late payment rates:

Financial institution	Financial assets	Rating			As of December 31, 2024
		Moody´s	S&P	Fitch	ThUS$
Banco Santander	Time deposits	P-1	A-1	F1	104,542
Banco Crédito e Inversiones	Time deposits	P-1	A-2	F2	1,003
Banco Estado	Time deposits	P-1	A-1	F2	104,084
Banco de Chile	Time deposits	P-1	A-1	-	6,307
Scotiabank Chile	Time deposits	-	-	F1+	106,564
Banco Crédito e Inversiones	Investment fund	AA+	-	-	4,997
JP Morgan US dollar Liquidity Fund Institutional	Investment fund	Aaa-mf	-	-	1,974
Legg Mason - Western Asset Institutional cash reserves	Investment fund	-	-	AAAmmf	122,337
Total					451,808
Banco Crédito e Inversiones	Time deposits	P-1	A-2	F2	174,684
Banco Estado	Time deposits	P-1	A-2	F2	90,975
Banco Santander	Time deposits	P-1	A-1	F1	415,851
Banco Itaú CorpBanca	Time deposits	P-1	A-2	-	66,166
Scotiabank Chile	Time deposits	-	-	F1+	240,164
Bank of Nova Scotia	Time deposits	P-1	A-1	F1+	51,025
KBC Bank	Time deposits	-	A-2	F1	22,397
Total					1,061,262

Financial institution	Financial assets	Rating			As of December 31, 2023
		Moody´s	S&P	Fitch	ThUS$
Banco Santander- Santiago	Time deposits	P-1	A-2	-	6,318
Banco Crédito e Inversiones	Time deposits	P-1	A-2	F2	1,001
Corpbanca	Time deposits	P-2	A-2	-	5,014
Banco de Chile	Time deposits	P-1	A-1	-	4,460
Scotiabank Sud Americano	Time deposits	-	-	F1+	6,752
Banco Crédito e Inversiones	Time deposits	AA+	-	-	5,031
JP Morgan US dollar Liquidity Fund Institutional	Investment fund	Aaa-mf	AAAm	AAAmmf	22,845
Legg Mason - Western Asset Institutional cash reserves	Investment fund	-	AAAm	AAAmmf	312,924
Total					364,345
Banco Crédito e Inversiones	Time deposits	P-1	A-2	F2	74,459
Banco Morgan Stanley	Time deposits	P-1	A-2	F1	5,590
Banco Santander	Time deposits	P-1	A-2	-	100,083
Banco Itaú CorpBanca	Time deposits	P-2	A-2	-	372,061
Scotiabank Sud Americano	Time deposits	-	-	F1+	319,128
Bank of Nova Scotia	Time deposits	P-1	-	-	353,592
Sumitomo Mitsui Banking	Time deposits	P-1	-	F1	91,884
Total					1,316,797
(b)Exchange risk
The functional currency of the company is the US dollar, due to its influence on the determination of price levels, its relation to the cost of sales and considering that a significant part of the Company’s business is conducted in this currency. However, the global nature of the Company’s business generates an exposure to exchange rate variations of several currencies with the US dollar. Therefore, the Company maintains hedge contracts to mitigate the exposure generated by its main mismatches (net between assets and liabilities) in currencies other than the US dollar against the exchange rate variation, updating these contracts periodically depending on the amount of mismatches to be covered in these currencies. Occasionally, subject to the approval of the Board, the Company ensures short-term cash flows from certain specific line items in currencies other than the US dollar.
A significant portion of the Company’s costs, especially salary payments, are associated with the Peso. Therefore, an increase or decrease in its exchange rate with the US dollar will provoke a respective decrease or increase in these accounting costs, which would be reflected in the Company’s statement of income. By the fourth quarter of 2024, approximately US$831 million accumulated in expenses are associated with the Peso.
As of December 31, 2024, the Company held derivative instruments classified as hedges of foreign exchange risks associated with 100% of all the bond obligations denominated in UF, for a net liability fair value of US$25.83 million, this significant variation is explained primarily by the USD/CLP exchange rate observed at the end of the period. As of December 31, 2023, this value corresponds to a net asset amounting US$ 2.52 million.
Furthermore, on of December 31, 2024, the Company held derivative instruments classified as hedges of foreign exchange risks associated with 100% of all nominative term deposits in UF and in pesos, at a net asset fair value of US$15.40 million. As of December 31, 2023, a net liability fair value was recognized for an amount of US$18.30 million.
The Company contracted derivatives classified as foreign exchange hedges for all the expected disbursements in Australian dollars for the Mt Holland project (See note 8.5), to hedge its exposure to cash flow variations. The fair value of this hedge was a net asset of US$ 1.44 million as of December 31, 2023.
The Company had the following derivative contracts as of December 31, 2024 (at the absolute value of the sum of their notional values), to hedge the difference between its assets and liabilities: US$ 5.90 million CLP/US dollar derivative contracts, US$ 40.35 million Euro/US dollar derivative contracts, US$ 28.92 million in South African rand/US dollar derivative contracts, US$ 302.65 million in Chinese renminbi/US dollar derivative contracts, US$ 7.79 million in Australian dollar/US dollar derivative contracts and US$ 8.00 million in other currencies.
These derivative contracts are held with domestic and foreign banks, which have the following credit ratings as of December 31, 2024.

Financial institution	Financial assets	Rating
		Moody´s	S&P	Fitch
MUFG	Derivative	P-1	-	F1
Merrill Lynch International	Derivative	P-1	A-2	F1+
JP Morgan	Derivative	P-1	A-1	F1+
Morgan Stanley	Derivative	P-1	A-2	F1
The Bank of Nova Scotia	Derivative	P-1	A-1	F1+
Banco Itaú-Corpbanca	Derivative	P-2	A-2	-
Banco de Chile	Derivative	P-1	A-1	-
Barclays	Derivative	P-2	A-2	F1
HSBC	Derivative	P-2	A-2	F1+

(c)Interest rate risk
Interest rate fluctuations, primarily due to the uncertain future behavior of markets, may have a material impact on the financial results of the Company. Significant increases in the rate could make it difficult to access financing at attractive rates for the Company’s investment projects.
The Company maintains current and non-current financial debt at fixed rates and SOFR rate plus spread.
As of December 31, 2024, the Company has 7.1% of its financial liabilities subject to variations SOFR rate.
(d)Liquidity risk
Liquidity risk relates to the funds needed to comply with payment obligations. The Company’s objective is to maintain financial flexibility through a comfortable balance between fund requirements and cash flows from regular business operations, bank borrowings, bonds, short-term investments and marketable securities, among others. For this purpose, the Company keeps a high liquidity ratio[2], which enables it to cover current obligations with clearance. (As of December 31, 2024 this was 2.51 and 2.50 for December 31, 2023).
The Company has an important capital expense program which is subject to change over time.
On the other hand, world financial markets go through periods of contraction and expansion that are unforeseeable in the long-term and may affect the Company’s access to financial resources. Such factors may have a material adverse impact on the Company’s business, financial position and results of operations.
The Company constantly monitors the matching of its obligations with its investments, taking due care of the maturities of both, from a conservative perspective, as part of this financial risk management strategy. As of December 31, 2024, the Company had unused, available revolving credit facilities with banks, for a total of US$1,676 million.
Cash and cash equivalents are invested in highly liquid mutual funds with an AAA risk rating.

	Nature of undiscounted cash flows
As of December 31, 2024	Carrying amount	Less than 1 year	1 to 5 years	Over 5 years	Total
(figures expressed in millions of US dollars)
Bank borrowings	984.80	907.07	77.49	71.89	1,056.45
Unsecured obligations	3,815.34	433.76	1,258.08	3,355.57	5,047.41
Sub total	4,800.14	1,340.83	1,335.57	3,427.46	6,103.86
Hedging liabilities	28.76	6.40	40.33	10.34	57.07
Derivative financial instruments	0.16	0.16	—	—	0.16
Sub total	28.92	6.56	40.33	10.34	57.23
Current and non-current lease liabilities (1)	83.81	25.12	62.49	0.67	88.28
Trade accounts payable and other accounts payable	471.45	471.45	—	—	471.45
Total	5,384.32	1,843.96	1,438.39	3,438.47	6,720.82

(1) Leases subject to variability are not included.

	Nature of undiscounted cash flows
As of December 31, 2023	Carrying amount	Less than 1 year	1 to 5 years	Over 5 years	Total
(figures expressed in millions of US dollars)
Bank borrowings	1,464.26	1,117.86	268.80	62.05	1,448.71
Unsecured obligations	2,999.17	98.88	729.56	2,733.92	3,562.36
Sub total	4,463.43	1,216.74	998.36	2,795.97	5,011.07
Hedging liabilities	25.37	24.11	30.08	1.30	55.49
Derivative financial instruments	14.81	14.81	—	—	14.81
Sub total	40.18	38.92	30.08	1.30	70.30
Current and non-current lease liabilities	75.16	19.94	56.45	3.79	80.18
Trade accounts payable and other accounts payable	449.63	449.63	—	—	449.63
Total	5,028.40	1,725.23	1,084.89	2,801.06	5,611.18
As of December 31, 2024, the nominal value of the agreed cash flows in US dollars of the CCS contracts were ThUS$ 374,140 (ThUS$ 504,393 as of December 31, 2023).
4.3    Financial risk management
The Company documents and maintains methods for qualitatively measuring the effectiveness and efficiency of financial risk management strategies. These methods are consistent with SQM Group’s risk management profile.